Segment information and information by geographical area	12 Months Ended
Dec. 31, 2023
Segment information and information by geographical area
Segment information and information by geographical area

35 Segment information and information by geographic area

Segment information

Eni’s segmental reporting reflects the Group’s operating segments, whose results are regularly reviewed by the Chief Operating Decision Maker (the CEO) to assess segment performance and to make decisions about resources to be allocated to each segment.

The organization is based on two General Departments:

  Natural Resources, aimed to build up the value of Eni’s Oil & Gas upstream portfolio, reducing its carbon footprint by scaling up energy efficiency and expanding production in the natural gas business, and its position in the wholesale market. Furthermore, the Department focuses its actions on the development of carbon capture/ transportation/storage/reuse and CO2 compensation projects, as well as the Agri business line focused on developing renewable feedstock supply chains for Eni’s biorefining. The Department incorporates the Company’s Oil & Gas exploration, development and production activities, natural gas wholesale via pipeline and LNG, the above mentioned CCUS (and transport) projects, CO2 offset projects (forests conservation (REDD+)) and agribusiness.
  Energy Evolution, focused on the evolution of the businesses of power generation, transformation and marketing of products from fossil to bio and blue. The responsibility of this Department includes the growth of power generation from renewable energy and biomethane, the coordination of the bio and circular evolution of the Company’s traditional and bio refining system and chemical business, and the development of Eni’s retail portfolio, providing increasingly more decarbonized products for mobility, household consumption and small enterprises. The Department incorporates the activities of power generation from natural gas and renewables, the Refining and Chemicals businesses, Retail Gas & Power and mobility Marketing. The companies Versalis (chemical products), Enilive (biorefining and sustainable mobility), Eni Plenitude, EniPower and Eni Rewind are consolidated in this Department.

In relation to financial reporting purposes, consistently with the provisions of the applicable accounting principles, management evaluated that the components of the Company whose operating results are regularly reviewed by the CEO to make decisions about the allocation of resources and to assess performances would continue being the single business units which are comprised in the two General Departments, rather than the two groups themselves. Therefore, in order to comply with the provisions of the international reporting standard that regulates the segment reporting (IFRS 8), the reportable segments of Eni as of December 31, 2023, are identified as follows:

  Exploration & Production: research, development and production of crude oil, condensates and natural gas.
  Global Gas & LNG Portfolio (GGP): supply and sale of wholesale natural gas via pipeline, international transport and purchase and marketing of LNG. It includes gas trading activities finalized to hedging and stabilizing the trade margins, as well as optimising the gas asset portfolio.
  Enilive, Refining and Chemicals: supply and processing of crude oil to manufacture refined products (fuels, bitumens, lubricants etcetera) performed by the Refining operating segment. Enilive is the Eni new subsidiary of sustainable mobility and biorefining, which is operational as of January 1, 2023 following the in-kind contibution of certain Group activities, engages in the manufacturing of biofules and the retail marketing of traditional and bio fuels, including the distribution of several energy carriers for mobility, including fossil and biological fuels and electric charging at service stations, as well as the offer of services connected to mobility such as the Enjoy car sharing, catering and in general the services at outlets. It also engages in the wholesale supplies of fuels, bitumen and lubricants. The operating segment Refining and Enilive have been aggregated because the Chief Operating Decision Maker assesses the integrated margins on the refining and sales of fuels. Furthermore, the results of the Chemicals business operating segment were aggregated in this reporting segment because this operating segment presents similar economic returns and similarities in the industrial processes as the refining activity. Finally, this reportable segment also comprises activities of trading oil and products aimed to execute transactions on the market in order to balance supply and stabilize and cover commercial margins.
  Plenitude & Power: retail sales of gas, electricity and related services, production and wholesale sales of electricity from thermoelectric and renewable plants, services for E-mobility (installation of charging stations). It includes trading activities of CO2 emission certificates and forward sale of electricity with a view to hedging/optimising the margins of the electricity.
  Corporate and Other activities: includes the main business support functions, in particular holding, central treasury, IT, human resources, real estate services, captive insurance activities, research and development, new technologies, business digitalization and the environmental remediation activity developed by the subsidiary Eni Rewind. The segment also includes CCUS projects, agribusiness and forestry conservation (REDD+), under development, which were previously reported in the Exploration & Production segment. This resegmentation: (i) reflects the circumstance that the 2023 economics of the businesses involved (CCUS, agri-business and forest conservation) are currently not significant, without, among all, revenues generation; (ii) is functional to allow greater comparability of the E&P segment data with those of peers and take into account the presence of risk factors and returns as well as different production processes between the Exploration & Production activities and those associated with CCUS, Agri and forest conservation. The comparative periods have been restated in line with this reclassification.

   Segment information presented to the CEO (the Chief Operating Decision Maker, ex IFRS 8) includes: revenues, operating profit and directly attributable assets and liabilities.

(€ million)	Exploration & Production	Global Gas & LNG Portfolio	Enilive, Refining and Chemicals	Plenitude & Power	Corporate and Other activities	Adjustments of intragroup profits	Total
2023
Sales from operations including intersegment sales	23,903	20,139	52,558	14,256	1,972
Less: intersegment sales	(13,060)	(3,229)	(393)	(658)	(1,771)
Sales from operations	10,843	16,910	52,165	13,598	201		93,717
Operating profit	8,549	2,431	(1,397)	(464)	(943)	81	8,257
Net provisions for contingencies	(347)	(205)	(392)	(74)	(339)	(12)	(1,369)
Depreciation and amortization	(6,148)	(233)	(524)	(466)	(142)	34	(7,479)
Impairments of tangible and intangible assets and right-of-use assets	(1,413)	(3)	(770)	(18)	(58)		(2,262)
Reversals of tangible and intangible assets and right-of-use assets	376	4	6	48	26		460
Write-off of tangible and intangible assets	(531)			(5)	1		(535)
Share of profit (loss) of equity-accounted investments	1,009	49	343	(55)	(10)		1,336
Identifiable assets (a)	62,180	6,381	15,530	13,999	1,952	(378)	99,664
Unallocated assets (b)							42,942
Equity-accounted investments	6,773	531	3,582	667	1,077		12,630
Identifiable liabilities (a)	18,020	5,997	10,200	6,076	4,629	(56)	44,866
Unallocated liabilities (b)							44,096
Capital expenditure in tangible and intangible assets	7,133	16	982	740	363	(19)	9,215
2022
Sales from operations including intersegment sales	31,194	48,586	59,178	20,883	1,886
Less: intersegment sales	(18,305)	(7,356)	(708)	(1,157)	(1,689)
Sales from operations	12,889	41,230	58,470	19,726	197		132,512
Operating profit	15,963	3,730	460	(825)	(1,956)	138	17,510
Net provisions for contingencies	(147)	(393)	(1,110)	(14)	(1,340)	19	(2,985)
Depreciation and amortization	(6,017)	(217)	(506)	(358)	(140)	33	(7,205)
Impairments of tangible and intangible assets and right-of-use assets	(613)	(6)	(752)	(125)	(71)		(1,567)
Reversals of tangible and intangible assets and right-of-use assets	181	18	35	162	31		427
Write-off of tangible and intangible assets	(596)	(1)	(2)				(599)
Share of profit (loss) of equity-accounted investments	1,526	4	446	(20)	(115)		1,841
Identifiable assets (a)	60,298	12,282	14,925	11,987	1,666	(472)	100,686
Unallocated assets (b)							51,444
Equity-accounted investments	7,314	1	3,084	663	1,030		12,092
Identifiable liabilities (a)	17,339	12,572	9,011	4,787	4,462	(68)	48,103
Unallocated liabilities (b)							48,797
Capital expenditure in tangible and intangible assets	6,252	23	878	631	276	(4)	8,056
2021
Sales from operations including intersegment sales	21,742	20,843	40,374	11,187	1,698
Less: intersegment sales	(12,896)	(3,870)	(323)	(670)	(1,510)
Sales from operations	8,846	16,973	40,051	10,517	188		76,575
Operating profit	10,113	899	45	2,355	(863)	(208)	12,341
Net provisions for contingencies	(221)	(139)	(137)	(1)	(186)	(23)	(707)
Depreciation and amortization	(5,976)	(174)	(512)	(286)	(148)	33	(7,063)
Impairments of tangible and intangible assets and right-of-use assets	(194)	(28)	(1,342)	(132)	(27)		(1,723)
Reversals of tangible and intangible assets	1,438	2		112	4		1,556
Write-off of tangible and intangible assets	(375)		(2)	(1)	(9)		(387)
Share of profit (loss) of equity-accounted investments	8		(333)		(766)		(1,091)
Identifiable assets (a)	61,699	10,022	13,326	8,343	1,493	(591)	94,292
Unallocated assets (b)							43,473
Equity-accounted investments	2,639	17	2,366	667	198		5,887
Identifiable liabilities (a)	17,024	10,072	6,796	3,786	3,360	(49)	40,989
Unallocated liabilities (b)							52,257
Capital expenditure in tangible and intangible assets	3,824	19	728	443	224	(4)	5,234
(a) Include assets/liabilities directly associated with the generation of operating profit.
(b) Include assets/liabilities not directly associated with the generation of operating profit.

Information by geographical area

Identifiable assets and investments by geographical area of origin

(€ million)	Italy	Other European Union	Rest of Europe	Americas	Asia	Africa	Other areas	Total
2023
Identifiable assets (a)	30,026	6,962	5,124	7,658	17,855	30,928	1,111	99,664
Capital expenditure in tangible and intangible assets	2,006	485	235	609	1,471	4,105	304	9,215
2022
Identifiable assets (a)	29,195	7,689	6,564	8,892	18,653	28,167	1,526	100,686
Capital expenditure in tangible and intangible assets	1,475	415	205	1,266	1,390	3,163	142	8,056
2021
Identifiable assets (a)	23,718	6,902	6,114	5,718	17,483	33,499	858	94,292
Capital expenditure in tangible and intangible assets	1,333	199	202	659	1,203	1,604	34	5,234
(a) Include assets directly associated with the generation of operating profit.

Sales from operations by geographical area of destination

(€ million)	2023	2022	2021
Italy	33,450	60,090	29,968
Other European Union	18,271	25,413	14,671
Rest of Europe	18,476	21,748	12,470
Americas	7,004	6,929	4,420
Asia	7,404	9,062	7,891
Africa	9,057	9,191	7,040
Other areas	55	79	115
	93,717	132,512	76,575